Average Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2020 Fund	Sep. 08, 2023
Fidelity Flex Freedom Blend 2020 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(16.12%)
Past 5 years	3.29%
Since Inception	4.20%
Fidelity Flex Freedom Blend 2020 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(17.46%)
Past 5 years	1.55%
Since Inception	2.46%
Fidelity Flex Freedom Blend 2020 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.18%)
Past 5 years	2.16%
Since Inception	2.86%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	0.21%	[1]
F0202
Average Annual Return:
Past 1 year	(15.86%)
Past 5 years	3.29%
Since Inception	4.16%	[1]

[1]	AFrom June 8, 2017.